Document and Entity Information	Jul. 31, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	OTIS WORLDWIDE CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39221
Entity Tax Identification Number	83-3789412
Entity Address, Address Line One	One Carrier Place
Entity Address, City or Town	Farmington
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06032
City Area Code	860
Local Phone Number	233-6847
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001781335
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	OTIS
Security Exchange Name	NYSE